Consolidated Statements of Operations - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Net sales	$ 69,079,263	$ 59,136,294	$ 55,277,400
Cost of goods sold	48,568,410	42,862,215	41,191,022
Gross profit	20,510,853	16,274,079	14,086,378
Selling, general and administrative expenses	19,959,735	18,239,152	19,245,502
Royalty (income) expense, net	26,747	(37,261)	331,934
Amortization of intangible assets	51,507	45,511	42,006
Income (loss) from operations	472,864	(1,973,323)	(5,533,064)
Other income (expense), net:
Interest expense	(768,286)	(690,384)	(569,812)
Other, net	(26,976)	9,254,325	(307)
Other income (expense), net	(795,262)	8,563,941	(570,119)
Income (loss) before income taxes	(322,398)	6,590,618	(6,103,183)
Income tax expense (benefit)	24,693	(19,898)	18,041
Net income (loss)	$ (347,091)	$ 6,610,516	$ (6,121,224)
Net income (loss) per share - basic and diluted (in dollars per share)	$ (0.05)	$ 0.87	$ (0.83)